Average Annual Total Returns		12 Months Ended	31 Months Ended	46 Months Ended	60 Months Ended	63 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Total Return(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		17.88%			14.42%	16.37%
NASDAQ 100 Total Return (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Nasdaq-100 Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.02%		19.94%
NASDAQ Composite Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	NASDAQ Composite Total Return Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		21.14%		18.43%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Bond Index(reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent		7.30%	4.57%
LHA Market State™ Tactical Beta ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		18.26%			9.25%	10.70%
Performance Inception Date	Sep. 29, 2020
LHA Market State™ Tactical Beta ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.14%			8.97%	10.29%
LHA Market State™ Tactical Beta ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		10.89%			7.25%	8.39%
LHA Market State™ Tactical Q ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		20.20%		13.87%
Performance Inception Date	Mar. 14, 2022
LHA Market State™ Tactical Q ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		15.64%		12.30%
LHA Market State™ Tactical Q ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		13.42%		10.55%
LHA Risk-Managed Income ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.34%	6.07%
Performance Inception Date	Jun. 08, 2023
LHA Risk-Managed Income ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		1.96%	3.42%
LHA Risk-Managed Income ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		2.54%	3.50%